---------------------
 ANNUAL
---------------------
 REPORT
---------------------
 PRIME
---------------------
 MONEY
---------------------
 MARKET
---------------------
 MUTUAL
---------------------
 FUND
---------------------

SEPTEMBER 30, 1996

                                                               TABLE OF CONTENTS
LETTER TO SHAREHOLDERS                                                         1

INVESTMENT ADVISER COMMENTS                                                    2

PORTFOLIO OF INVESTMENTS                                                       3

STAGECOACH PRIME MONEY MARKET MUTUAL FUND

  Statement of Assets and Liabilities                                          5

  Statement of Operations                                                      6

  Statements of Changes in Net Assets                                          7

  Financial Highlights                                                         8

  Notes to Financial Statements                                               10

  Independent Auditors' Report                                                15

LIST OF ABBREVIATIONS                                                         17
 STAGECOACH FUNDS:
 -------------------------------------------------------------------------

- ARE NOT FDIC INSURED
- ARE NOT GUARANTEED BY WELLS FARGO BANK            [NO FDIC]
- ARE NOT DEPOSITS OR OBLIGATIONS OF WELLS FARGO
  BANK
- INVOLVE INVESTMENT RISK, INCLUDING POSSIBLE LOSS
  OF PRINCIPAL

                                                           ---------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

---------------------

                                                          LETTER TO SHAREHOLDERS

------------------
TO OUR SHAREHOLDERS:
The Annual Report is one of the most important documents you, as a shareholder, will receive during the year, one that can deepen your understanding of your investment. While the prospectus details the investment policies of a Fund, the Annual Report shows the results of those policies for the most recent reporting period. The Annual Report tells shareholders which securities were purchased, what the overall returns for the Funds have been and provides the portfolio managers' views on what shaped, and continues to shape, the investment environment.

The Stagecoach Funds Annual Report has undergone a number of changes, some of which are the result of the September 6, 1996 merger of Pacifica Funds Trust and Stagecoach Funds, Inc. Perhaps the most noticeable change is that this Report is dated September 30, 1996.

Previously, Stagecoach Annual Reports were dated December 31 each year and the Semi-Annual Reports were dated June 30. We are changing the schedule, however, so that Annual Reports will now be dated March 31 and Semi-Annual Reports will be dated September 30. THIS CHANGE HAS BEEN MADE FOR OPERATIONAL AND ADMINISTRATIVE REASONS. THERE HAS BEEN NO CHANGE TO THE INVESTMENT POLICIES OR PRACTICES OF THE FUNDS RELATED TO THIS CHANGE IN THE FISCAL YEAR-END.

In order to accomplish this change, we are providing you with this Annual Report containing audited Financial Statements now and will provide you with another Annual Report for the six months ended March 31, 1997.

Another noticeable change in the Annual Report is that the Funds are now separated into categories so that the Equity, Income, Tax-Free, Asset Allocation and Money Market Mutual Funds are grouped together in their own Reports. This change was made in part because of the introduction of several new Stagecoach Funds, some of which were introduced as part of the Pacifica Funds merger. We believe that by segregating Funds into their investment groups, we have produced an easier-to-read report with fewer extraneous details not relevant to your investment.

Special mention should be made of the fact that this is the first Stagecoach Annual Report that most former Pacifica shareholders will receive. We want to thank you for your patience through our many changes. We here at Stagecoach Funds are excited about the opportunity to help you succeed in meeting your investment goals.

STAGECOACH FUNDS
OCTOBER 1996

                                                           ---------------------

STAGECOACH PRIME MONEY MARKET MUTUAL FUND

-------------------------
INVESTMENT ADVISER COMMENTS
RETURNS:

The seven day effective yield as of September 30, 1996 for the various classes of the Prime Money Market Mutual Fund are as follows: 5.07% for Class A, 5.10% for the Service Class and 5.33% for the Institutional Class.

ECONOMIC FACTORS:

The largest single factor to influence money market yields are changes in short-term interest rates by the Federal Reserve. At the beginning of 1996, the expectation was that the Fed would continue to reduce interest rates to help spur the economy. This did not prove to be the case when several government reports showed stronger than expected growth. Speculation quickly turned to the possibility of the Fed raising rates instead.

The third quarter began with continued expectations that the economy would strengthen due to strong employment gains and rising commodity prices. The markets anticipated higher inflation and higher interest rates.

As the quarter ended, signs that the economy was slowing began to appear. Initial jobless claims bottomed in late August and stayed in a slight upward trend for the remainder of the quarter. Commodity prices ended the quarter lower. The widely anticipated Federal Reserve meeting on September 24, however, resulted in no change in policy and the equity and bond markets rallied sharply.

STRATEGIC COMMENT:

With signs of a slowing economy and the Fed's reluctance to raise interest rates, floating rate securities using the Prime Rate as an index appear attractive. Also, six month commercial paper has been offering values yielding 33 basis points above that of comparable Treasury Bills. For Funds investing exclusively in Treasury securities, the Treasury Bill curve shows securities with maturities of six months or longer offering the best value.

All holdings in the Fund are rated in the top four categories by national credit rating agencies. These securities meet with the approval of the Wells Fargo Credit Policy Committee.

---------------------
2

                                       STAGECOACH PRIME MONEY MARKET MUTUAL FUND
---------------------------------------------------
PORTFOLIO OF INVESTMENTS  - SEPTEMBER 30, 1996

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CERTIFICATES OF DEPOSIT - 13.29%
$60,000,000  American Express Centurion Bank                      5.38 %         10/11/96  $   60,000,000
 30,000,000  Deutsche Bank (Yankee)                               6.11           07/11/97      30,000,000
 30,000,000  Societe Generale (Yankee)                            6.09           07/30/97      30,000,000
 20,000,000  Union Bank of California                             5.60           03/25/97      20,000,000
 50,000,000  Union Bank of California                             6.00           04/04/97      50,000,000
                                                                                           --------------
             TOTAL CERTIFICATES OF DEPOSIT                                                 $  190,000,000

             COMMERCIAL PAPER - 57.96%
$25,000,000  Asset Securitization Cooperative Corp++              5.37 %*        10/15/96  $   24,947,792
 60,000,000  Associates Corp of North America                     5.38 *         10/16/96      59,865,500
 50,000,000  Budget Funding Corp                                  5.27 *         10/01/96      50,000,000
 50,000,000  CIT Group Holdings Inc                               5.35 *         10/09/96      49,940,556
 60,000,000  Canadian Wheat Board                                 5.59 *         03/14/97      58,472,067
 50,000,000  Ciesco LP++                                          5.26 *         10/01/96      50,000,000
 50,000,000  Corporate Receivables Corp++                         5.35 *         10/15/96      49,895,972
 60,000,000  Ford Motor Credit Corp                               5.37 *         10/11/96      59,910,500
 50,000,000  General Electric Capital Corp                        5.30 *         10/25/96      49,823,333
 35,000,000  Goldman Sachs & Co                                   5.50 *         02/24/97      34,219,306
 40,706,000  Greenwich Funding Corp++                             5.45 *         10/23/96      40,570,426
 30,000,000  IBM Credit Corp                                      5.34 *         10/16/96      29,933,250
 30,000,000  IBM Credit Corp                                      5.35 *         10/21/96      29,910,833
 36,800,000  National Rural Utilties Cooperative Finance
               Corp                                               5.27 *         10/02/96      36,794,613
 40,000,000  Preferred Receivables Funding Corp++                 5.37 *         10/21/96      39,880,667
 30,000,000  RTZ America Inc                                      5.34 *         10/22/96      29,906,550
 60,000,000  Smithkline Beecham Corp                              5.35 *         10/22/96      59,812,925
 45,000,000  Sony Capital Corp++                                  5.32 *         10/25/96      44,840,400
 30,000,000  WCP Funding Corp++                                   5.38 *         10/23/96      29,901,367
             TOTAL COMMERCIAL PAPER                                                        $  828,626,057

                                                           ---------------------

STAGECOACH PRIME MONEY MARKET MUTUAL FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CORPORATE MEDIUM-TERM NOTES - 2.45%
$35,000,000  Merrill Lynch & Co                                   6.06 %         10/25/96  $   35,000,000

             SHORT-TERM FEDERAL AGENCIES - 8.03%
$40,000,000  Federal Home Loan Bank                               5.28 %         01/08/97  $   39,419,200
 25,900,000  Federal Home Loan Bank                               5.22           01/13/97      25,509,428
 50,000,000  Federal National Mortgage Assoc                      5.17           10/11/96      49,928,194
                                                                                           --------------
             TOTAL SHORT-TERM FEDERAL AGENCIES                                             $  114,856,822

             VARIABLE- AND FLOATING-RATE NOTES - 6.64%
$45,000,000  Bayerische Landesbank                                5.87 %         10/30/96  $   45,000,000
 50,000,000  PNC Bank Corp                                        5.00           07/02/97      49,969,890
                                                                                           --------------
             TOTAL VARIABLE- AND FLOATING-RATE NOTES                                       $   94,969,890

             REPURCHASE AGREEMENTS - 11.64%
$166,369,000 Goldman Sachs & Co Tri-Party Repurchase
               Agreement - 102% Collateralized by U.S.
               Government Securities                              5.75           10/01/96  $  166,369,000

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $1,429,821,769)**(Note 1)                         100.01%               $1,429,821,769
              Other Assets and Liabilities                             (0.01)                     (201,929)
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $1,429,619,840
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

  *  YIELD TO MATURITY.
 ++ THESE SECURITIES ARE NOT REGISTERED UNDER THE SECURITIES ACT OF 1933. RULE 144A UNDER THAT ACT PERMITS THESE SECURITIES TO BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION TO QUALIFIED INSTITUTIONAL BUYERS. THESE SECURITIES WERE DEEMED LIQUID BY THE INVESTMENT ADVISER IN ACCORDANCE WITH PROCEDURES APPROVED BY THE FUND'S BOARD OF DIRECTORS.
 ** COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

The accompanying notes are an integral part of these financial statements.

------------------------
4

                          STATEMENT OF ASSETS & LIABILITIES - SEPTEMBER 30, 1996

                                                      PRIME
                                                      MONEY
                                                     MARKET
                                                MUTUAL FUND
-----------------------------------------------------------
ASSETS
INVESTMENTS:
  In securities at market value (see
    cost below)
    (includes repurchase agreement of
    $166,369,000)                            $1,429,821,769
  Cash                                               13,677
Receivables:
  Interest                                        5,621,871
Organization expenses, net of
  amortization                                       54,635
Prepaid expenses                                    144,338
TOTAL ASSETS                                  1,435,656,290
LIABILITIES
Payables:
  Distribution to shareholders                    4,873,989
  Due to sponsor and distributor                    169,776
  Due to advisor (Note 2)                           707,411
  Other                                             285,274
TOTAL LIABILITIES                                 6,036,450
TOTAL NET ASSETS                             $1,429,619,840
NET ASSETS CONSIST OF:
  Paid-in capital - Class A                  $  264,918,026
  Paid-in capital - Service Class               740,919,438
  Paid-in capital - Institutional Class         423,988,590
  Overdistributed net investment income            (103,126)
  Undistributed net realized loss on
    investments                                    (103,088)
TOTAL NET ASSETS                             $1,429,619,840
COMPUTATION OF NET ASSET VALUE AND
OFFERING PRICE PER SHARE
Net assets - Class A                         $  264,900,283
Shares outstanding - Class A                    264,985,203
Net asset value and offering price per
  share - Class A                            $         1.00
Net Assets - Service Class                   $  740,760,320
Shares outstanding - Service Class              740,919,438
Net asset value and offering price per
  share - Service Class                      $         1.00
Net Assets - Institutional Class             $  423,959,237
Shares outstanding - Institutional Class        424,081,756
Net asset value and offering price per
  share - Institutional Class                $         1.00
INVESTMENT AT COST                           $1,429,821,769
-----------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

STATEMENT OF OPERATIONS - FOR THE YEAR ENDED SEPTEMBER 30, 1996

                                                    PRIME
                                                    MONEY
                                                   MARKET
                                              MUTUAL FUND
---------------------------------------------------------
INVESTMENT INCOME
  Interest                                   $ 76,400,197
TOTAL INVESTMENT INCOME                        76,400,197
EXPENSES (NOTE 2)
  Advisory fees                                 3,399,237
  Administration fees                           1,230,872
  Custody fees                                    159,830
  Shareholder servicing fees                    3,335,692
  Portfolio accounting fees                        20,916
  Transfer agency fees                             43,131
  Distribution fees                                62,301
  Legal and audit fees                             39,536
  Registration fees                               134,969
  Directors' fees                                   2,912
  Other                                           115,064
TOTAL EXPENSES                                  8,544,460
Less:
  Waived and reimbursed fees (Note 2)          (2,901,214)
Net expenses                                    5,643,246
NET INVESTMENT INCOME                          70,756,951
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                              $ 70,756,951
---------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

------------------------
6

                                             STATEMENTS OF CHANGES IN NET ASSETS

                                                  PRIME MONEY MARKET MUTUAL FUND
                                             -----------------------------------
                                                     FOR THE             FOR THE
                                                  YEAR ENDED          YEAR ENDED
                                              SEPT. 30, 1996      SEPT. 30, 1995
--------------------------------------------------------------------------------
INCREASE IN NET ASSETS

OPERATIONS:
  Net investment income                      $    70,756,951     $    31,628,024
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                                  70,756,951          31,628,024
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    CLASS A                                      (14,569,914)                  0
    SERVICE CLASS                                (34,814,564)        (31,328,215)
    INSTITUTIONAL CLASS                          (21,372,473)           (299,809)
  In excess of net investment income
    CLASS A                                          (17,515)                  0
    SERVICE CLASS                                    (56,259)                  0
    INSTITUTIONAL CLASS                              (29,352)                  0
CAPITAL SHARES TRANSACTIONS:
  Proceeds from shares sold - Class A            831,565,415                   0
  Reinvestment of dividends - Class A                916,433                   0
  Cost of shares redeemed - Class A             (567,563,822)                  0
NET INCREASE IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS - CLASS
 A                                               264,918,026                   0
  Proceeds from shares sold - Service
    Class                                      2,007,890,215       8,252,511,223
  Reinvestment of dividends - Service
    Class                                            117,361                   0
  Cost of shares redeemed - Service
    Class                                     (1,881,188,708)     (8,203,819,000)
NET INCREASE IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS -
 SERVICE CLASS                                   126,818,868          48,692,223
  Proceeds from shares sold -
    Institutional Class                        5,079,644,286         104,661,000
  Reinvestment of dividends -
    Institutional Class                              176,187                   0
  Cost of shares redeemed -
    Institutional Class                       (4,686,437,789)        (74,055,000)
NET INCREASE IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS -
 INSTITUTIONAL CLASS                             393,382,684          30,606,000
INCREASE IN NET ASSETS                           785,016,452          79,298,223

NET ASSETS:
Beginning net assets                             644,603,388         565,305,165
ENDING NET ASSETS                            $ 1,429,619,840     $   644,603,388
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                PRIME MONEY MARKET MUTUAL
                                                                                 FUND (1)
                                                          -------------------------------
                                                            CLASS A         SERVICE CLASS
                                                          ---------  --------------------
                                                               YEAR       YEAR       YEAR
                                                              ENDED      ENDED      ENDED
                                                          SEPT. 30,  SEPT. 30,  SEPT. 30,
                                                               1996       1996       1995
-----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $1.00      $1.00      $1.00
                                                          ---------  ---------  ---------
Income from investment operations:
  Net investment income (loss)                                 0.05       0.05       0.05
  Net realized and unrealized gain (loss) on investments       0.00       0.00       0.00
                                                          ---------  ---------  ---------
TOTAL FROM INVESTMENT OPERATIONS                               0.05       0.05       0.05
LESS DISTRIBUTIONS:
  Dividends from net investment income                        (0.05)     (0.05)     (0.05)
  Distributions from net realized gain                         0.00       0.00       0.00
                                                          ---------  ---------  ---------
TOTAL FROM DISTRIBUTIONS                                      (0.05)     (0.05)     (0.05)
                                                          ---------  ---------  ---------
NET ASSET VALUE, END OF PERIOD                                $1.00      $1.00      $1.00
                                                          ---------  ---------  ---------
                                                          ---------  ---------  ---------
TOTAL RETURN (NOT ANNUALIZED)                                 5.09%      5.19%      5.60%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                         $264,900   $740,760   $614,101
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                     0.55%      0.45%      0.41%
  Ratio of net investment income to average net assets        5.06%      5.14%      5.47%
-----------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses                                0.68%      0.62%      0.68%
Ratio of net investment income to average net assets
  prior to waived fees and reimbursed expenses                4.93%      4.97%      5.20%
-----------------------------------------------------------------------------------------

 **  ANNUALIZED
(1) THE FUND OPERATED AS "PACIFIC AMERICAN LIQUID ASSETS, INC." THROUGH OCTOBER 1, 1994 WHEN IT WAS REORGANIZED AS THE "PACIFIC AMERICAN MONEY MARKET PORTFOLIO", A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA PRIME MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A FUND OF STAGECOACH FUNDS, INC. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR FROM MARCH 31 TO SEPTEMBER 30.
(3)  THE INSTITUTIONAL CLASS COMMENCED OPERATIONS ON AUGUST 11, 1995.

---------------------
8

                                                            FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                               PRIME MONEY MARKET MUTUAL FUND (1) (CONT.)
                              ---------------------------------------------------------------------------
                                                              SERVICE CLASS (CONT.)
                              -----------------------------------------------------   INSTITUTIONAL CLASS
                                    SIX                                              --------------------
                                 MONTHS       YEAR       YEAR       YEAR       YEAR       YEAR     PERIOD
                                  ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                              SEPT. 30,  MARCH 31,  MARCH 31,  MARCH 31,  MARCH 31,  SEPT. 30,  SEPT. 30,
                               1994 (2)       1994       1993       1992       1991       1996   1995 (3)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                       $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
                              ---------  ---------  ---------  ---------  ---------  ---------  ---------
Income from investment
  operations:
  Net investment income
    (loss)                         0.02       0.03       0.03       0.05       0.07       0.05       0.01
  Net realized and
    unrealized gain (loss)
    on investments                 0.00       0.00       0.00       0.00       0.00       0.00       0.00
                              ---------  ---------  ---------  ---------  ---------  ---------  ---------
TOTAL FROM INVESTMENT
  OPERATIONS                       0.02       0.03       0.03       0.05       0.07       0.05       0.01
LESS DISTRIBUTIONS:
  Dividends from net
    investment income             (0.02)     (0.03)     (0.03)     (0.05)     (0.07)     (0.05)     (0.01)
  Distributions from net
    realized gain                  0.00       0.00       0.00       0.00       0.00       0.00       0.00
                              ---------  ---------  ---------  ---------  ---------  ---------  ---------
TOTAL FROM DISTRIBUTIONS          (0.02)     (0.03)     (0.03)     (0.05)     (0.07)     (0.05)     (0.01)
                              ---------  ---------  ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF
  PERIOD                          $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
                              ---------  ---------  ---------  ---------  ---------  ---------  ---------
                              ---------  ---------  ---------  ---------  ---------  ---------  ---------
TOTAL RETURN (NOT
  ANNUALIZED)                     3.71%**     3.00%     3.32%      5.22%      7.72%      5.39%      5.65%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                     $565,305   $527,599   $468,479   $528,397   $543,834   $423,959    $30,606
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets            0.41%      0.41%      0.41%      0.43%      0.47%      0.25%      0.26%
  Ratio of net investment
    income to average net
    assets                        3.67%      2.96%      3.27%      5.09%      7.38%      5.33%      5.67%
--------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                        0.89%      0.89%      0.89%      0.91%      0.94%      0.60%      0.69%
Ratio of net investment
  income to average net
  assets prior to waived
  fees and reimbursed
  expenses                        3.19%      2.48%      2.79%      4.61%      6.91%      4.98%      5.24%
--------------------------------------------------------------------------------------------------------------------

 **  ANNUALIZED
(1) THE FUND OPERATED AS "PACIFIC AMERICAN LIQUID ASSETS, INC." THROUGH OCTOBER 1, 1994 WHEN IT WAS REORGANIZED AS THE "PACIFIC AMERICAN MONEY MARKET PORTFOLIO", A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA PRIME MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A FUND OF STAGECOACH FUNDS, INC. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR FROM MARCH 31 TO SEPTEMBER 30.
(3)  THE INSTITUTIONAL CLASS COMMENCED OPERATIONS ON AUGUST 11, 1995.

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS

-------------------------------------------
NOTES TO FINANCIAL STATEMENTS
1. SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Stagecoach Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series investment company. The Company commenced operations on January 1, 1992, and currently offers the following nineteen separate diversified Funds: the Aggressive Growth, Asset Allocation, Balanced, Corporate Stock, Diversified Income, Equity Value, Ginnie Mae, Growth and Income, Government Money Market Mutual, Intermediate Bond, Money Market Mutual, Money Market Trust, National Tax-Free, National Tax-Free Money Market Mutual, Prime Money Market Mutual, Short-Intermediate U.S. Government Income, Small Cap, Treasury Money Market Mutual, and U.S. Government Allocation Funds; and five non-diversified funds: the Arizona Tax-Free, California Tax-Free Bond, California Tax-Free Income, California Tax-Free Money Market Mutual, and Oregon Tax-Free Funds. These financial statements represent the Prime Money Market Mutual Fund.

At a special shareholders meeting on July 16, 1996, the Shareholders of Pacifica Funds Trust ("Pacifica") approved a plan of reorganization providing for the transfer of the assets and liabilities of each Pacifica portfolio to a corresponding fund of the Company in exchange for shares of designated classes of the corresponding Stagecoach fund. As a result of this reorganization, effective September 6, 1996, the Stagecoach Prime Money Market Mutual Fund was established to acquire all of the assets and assume all of the liabilities of the Pacifica Prime Money Market Fund (the Predecessor Fund). All performance and financial data prior to September 6, 1996, refers to the Predecessor Fund. This acquisition was accomplished in a tax-free exchange for shares of the Fund.

The Fund offers Class A, Institutional Class, and Service Class Shares. The three classes of shares differ principally in the applicable shareholder servicing fees and distribution fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Gains are allocated to each class pro rata based upon net assets of each class on the date of distribution. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro rata income and gain allocations and from differences in separate class expenses, including distribution and service fees.

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements, and such policies are in

---------------------
10

                                                   NOTES TO FINANCIAL STATEMENTS
conformity with generally accepted accounting principles for investment companies.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT POLICY AND SECURITY VALUATION

The Fund invests in securities with remaining maturities not exceeding 397 days (thirteen months), including obligations of the U.S. government, bankers acceptances, commercial paper and certain floating- and variable-rate instruments. Certain of these floating-and variable-rate instruments may carry a demand feature that would permit the holder to tender them back to the issuer at par value prior to maturity.

The Fund uses the amortized cost method to value its portfolio securities and seeks to maintain a constant net asset value of $1.00 per share; however, there can be no assurance that the Fund will meet this goal. The amortized cost method involves valuing a security at its cost plus accretion of discount or minus amortized premium over the period until maturity, which approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Interest income is accrued daily. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts and premiums are accreted or amortized as required by the Internal Revenue Code.

REPURCHASE AGREEMENTS

Transactions involving purchases of securities under agreements to resell such securities ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Fund's Portfolio of Investments. The Fund's adviser pools the Funds' cash and invests in repurchase agreements entered into by the Funds. The repurchase agreement must be fully collateralized based on values that are marked to market daily. The collateral is held by an agent bank. It is the adviser's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements entered into and held in the Fund at September 30, 1996, were collateralized by U.S. government obligations.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income of the Fund are declared daily and distributed monthly. Any distributions to shareholders from net realized capital gains are declared and distributed annually.

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS

FEDERAL INCOME TAXES

The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of a Fund's net investment income and any net realized capital gains to its shareholders. Therefore, no federal or state income tax provision is required.

ORGANIZATION EXPENSES

The Fund has been charged for expenses incurred in connection with the organization and initial registration of the Fund. Such expenses are being amortized by the Fund on a straight-line basis over 60 months from the date the Fund or share classes commenced operations.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into an advisory contract on behalf of the Fund with Wells Fargo Bank, N.A. ("WFB"). Pursuant to the contract, WFB has agreed to furnish investment guidance and policy direction in connection with daily portfolio management. Under the contract, WFB is entitled to be paid monthly advisory fees at the annual percentage rate of 0.25% of the Fund's average daily net assets.

For the period from October 1, 1995 to March 31, 1996, the Fund was advised by First Interstate Capital Management ("FICM"). Pursuant to the advisory contract, the Fund paid an advisory fee at an annual rate of 0.30% of the first $500 million, 0.25% of the next $500 million, and 0.20% in excess of $1 billion of the Fund's average daily net assets. On April 1, 1996, First Interstate Bancorp ("FIB") was merged with and into Wells Fargo & Company ("Wells Fargo") and FICM and First Interstate Bank of California ("FICAL") became indirect wholly-owned subsidiaries of Wells Fargo. In connection with this merger, FICM changed its name to Wells Fargo Investment Management, Inc ("WFIM"). For the period from April 1, 1996 to September 5, 1996, such advisory fees were paid to WFIM.

The Company has entered into contracts on behalf of the Fund with WFB, whereby WFB is responsible for providing custody and fund accounting services for the Fund. For providing custody services, WFB is entitled to be compensated at an annual rate of 0.0167% of the average daily net assets of the Fund. For portfolio accounting services, WFB is entitled to a monthly base fee of $2,000 plus 0.07% of the first $50 million of the Fund's average daily net assets, 0.045% of the next $50 million, and 0.02% of the net assets over $100 million.

For the period from October 1, 1995 to March 31, 1996, FICAL served as the custodian for the Fund. Pursuant to the contract, the Fund paid a custodian fee based on net assets and certain transaction charges. For the period from April 1, 1996 to September 5, 1996, such custodian fees were paid to WFB.

The Company has entered into a contract on behalf of the Fund with WFB, whereby WFB has agreed to provide transfer agency services for the Fund. Under the transfer agency agreement WFB is entitled to be paid transfer agency fees at an annual rate of 0.07% of average daily net assets attributable to the Class A shares, 0.04% of average daily net assets

---------------------
12

                                                   NOTES TO FINANCIAL STATEMENTS
attributable to Service Class shares, and 0.02% of average daily net assets attributable to Institutional Class shares. For the period from October 1, 1995 to September 5, 1996, the Fund retained Furman Selz LLC ("Furman Selz") to perform transfer agency services.

The Company has entered into a contract on behalf of the Fund with WFB, whereby WFB has agreed to provide shareholder services for the Fund. WFB is entitled to be compensated for these services based on an annual rate not to exceed 0.25% of average daily net assets attributable to Class A and Institutional Class shares of the Funds and 0.20% of the average daily net assets attributable to the Service Class shares of the Fund.

For the year ended September 30, 1996, the Fund paid service fees of $801,388, $1,652,003 and $882,301 for Class A, Institutional Class, and Service Class

shares, respectively.

FEES WAIVED

Payment of the following fees were waived for the year ended September 30, 1996.

                                                                        FEES WAIVED  FEES WAIVED
FUND                                                                         BY FIB       BY WFB
------------------------------------------------------------------------------------------------
Prime Money Market Mutual Fund                                            1,553,968    1,347,246

Fee waivers continue at the discretion of WFB. WFB and Stephens have each agreed to waive or reimburse all or a portion of their respective fees charged to, or expenses paid by, the Fund to ensure that the total Fund operating expenses do not exceed, on an annual basis, 0.55%, 0.45%, or 0.25% of the average daily net assets of the Fund's Class A, Service Class, and Institutional Class of shares, respectively, through August 31, 1997.

The Company has entered into administration and distribution agreements on behalf of the Fund with Stephens. Under the agreement, Stephens has agreed to provide supervisory, administrative and distribution services to the Fund. For receiving supervisory and administrative services, the Fund has agreed to pay Stephens a monthly fee at the annual rate of 0.05% of the Fund's average daily net assets.

For the period from October 1, 1995 to April 15, 1996, the Dreyfus Corporation ("Dreyfus") provided administrative services for the operation of the Fund. As compensation for such services, the Fund paid Dreyfus an annual fee payable monthly equal to 0.10% of the average daily net assets of the Fund. From April 15, 1996 to September 5, 1996, Furman Selz provided administrative services for the operation of the Fund. As compensation for such services, the Fund paid Furman Selz an annual fee payable monthly equal to 0.15% of the average daily net assets of the Fund.

The Company has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan"), whereby the Fund may defray all or part of the cost of preparing, printing and distributing prospectuses and other promotional materials by paying on an annual basis up to 0.05% of the average daily net assets attributable

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS
to the Class A shares of the Fund. The Fund may participate in joint distribution activities with any of the other funds, in which event, expenses reimbursed out of the assets of one Fund may be attributable, in part, to the distribution-related activities of another fund. Generally, the expenses attributable to joint distribution activities are allocated among all of the funds in proportion to their relative net asset sizes.

For the period from October 1, 1995 to September 5, 1996, the Fund had adopted Distribution Plans pursuant to Rule 12b-1 under the 1940 Act. The Plan provided for payments by the Fund equal to 0.05% of the average daily net assets of the Class A shares of the Fund.

Certain officers and directors of the Company are also officers of Stephens. At September 30, 1996, Stephens owned three shares of the Fund.

3. CAPITAL SHARES TRANSACTIONS

As of September 30, 1996, there were 49 billion shares of $.001 par value capital stock authorized by the Company. At September 30, 1996, each Fund was authorized to issue 3 billion shares of each class of $.001 par value capital stock. Transactions in capital shares were as follows:

                                                                 PRIME MONEY MARKET MUTUAL FUND
                                                             ----------------------------------
                                                                      FOR THE           FOR THE
                                                                   YEAR ENDED        YEAR ENDED
                                                                SEPTEMBER 30,     SEPTEMBER 30,
                                                                         1996              1995
-----------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                                          831,632,592                 0
  Shares issued in reinvestment of dividends -- Class A               916,433                 0
  Shares redeemed -- Class A                                    (567,563,822)                 0
NET INCREASE IN SHARES OUTSTANDING -- CLASS A                     264,985,203                 0
  Shares sold -- Service Class                                  2,007,890,215     8,252,511,223
  Shares issued in reinvestment of dividends -- Service
    Class                                                             117,361                 0
  Shares redeemed -- Service Class                            (1,881,188,709)   (8,203,819,000)
NET INCREASE IN SHARES OUTSTANDING -- SERVICE CLASS               126,818,867        48,692,223
  Shares sold -- Institutional Class                            5,079,737,453       104,661,000
  Shares issued in reinvestment of dividends --
    Institutional Class                                               176,187                 0
  Shares redeemed -- Institutional Class                      (4,686,437,789)      (74,055,000)
NET INCREASE IN SHARES OUTSTANDING -- INSTITUTIONAL CLASS         393,475,851        30,606,000

---------------------
14

                                                    INDEPENDENT AUDITORS' REPORT
TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
STAGECOACH FUNDS, INC.:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Prime Money Market Mutual Fund (one of the funds comprising Stagecoach Funds, Inc.) as of September 30, 1996, and the related statements of operations and changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. All years or periods indicated in the accompanying financial statements and financial highlights ending prior to October 1, 1995, were audited by other auditors whose reports dated November 15, 1995, and May 4, 1994 expressed unqualified opinions on this information.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of September 30, 1996, by examination and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Prime Money Market Mutual Fund of Stagecoach Funds, Inc. as of September 30, 1996, the results of its operations, the changes in its net assets and its financial highlights for the year then ended in conformity with generally accepted accounting principles.

[KPMG Peat Marwick LLP]

SAN FRANCISCO, CALIFORNIA
NOVEMBER 15, 1996

                                                           ---------------------

-----------------
PROXY VOTING RESULTS
PROPOSAL 1.

To ratify and approve an interim investment advisory agreement on behalf of the Pacifica Portfolio, between Pacifica and Wells Fargo Investment Management, Inc. (formerly known as First Interstate Capital Management, Inc. ("FICM"), the terms of which are substantially identical to the previous advisory agreement between Pacifica and FICM (the fee rates are unchanged), and the receipt of investment advisory fees by WFIM for the period from April 1, 1996 forward.

  PACIFICA PRIME MONEY MARKET FUND

FOR             AGAINST    ABSTAIN
----------------------------------
 678,924,247  2,134,814  6,110,434

PROPOSAL 2.

To approve the Agreement and Plan of Reorganization attached to the combined proxy statement/prospectus for the meeting providing for the transfer of the assets and liabilities of Pacifica Prime Money Market Fund to a corresponding Prime Money Market Mutual Fund of Stagecoach Funds, Inc., in exchange for shares of the designated classes of the Stagecoach Fund.

  PACIFICA PRIME MONEY MARKET FUND

FOR             AGAINST    ABSTAIN
----------------------------------
 677,404,903  1,970,854  7,790,777

------------------------
16

                                                           LIST OF ABBREVIATIONS

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG              --   Association of Bay Area Governments
ADR               --   American Depository Receipts
AMBAC             --   American Municipal Bond Assurance Corporation
AMT               --   Alternative Minimum Tax
ARM               --   Adjustable Rate Mortgages
BART              --   Bay Area Rapid Transit
CDA               --   Community Development Authority
CDSC              --   Contingent Deferred Sales Charge
CGIC              --   Capital Guaranty Insurance Company
CGY               --   Capital Guaranty Corporation
CMT               --   Constant Maturity Treasury
COFI              --   Cost of Funds Index
CONNIE LEE        --   Connie Lee Insurance Company
COP               --   Certificate of Participation
CP                --   Commercial Paper
DW&P              --   Department of Water & Power
DWR               --   Department of Water Resources
EDFA              --   Education Finance Authority
FGIC              --   Financial Guaranty Insurance Corporation
FHA               --   Federal Housing Authority
FHLMC             --   Federal Home Loan Mortgage Corporation
FNMA              --   Federal National Mortgage Association
FSA               --   Financial Security Assurance, Inc
GNMA              --   Government National Mortgage Association
GO                --   General Obligation
HFA               --   Housing Finance Authority
HFFA              --   Health Facilities Financing Authority
IDA               --   Industrial Development Authority
LIBOR             --   London Interbank Offered Rate
LOC               --   Letter of Credit
MBIA              --   Municipal Bond Insurance Association
MFHR              --   Multi-Family Housing Revenue
MUD               --   Municipal Utility District
PCFA              --   Pollution Control Finance Authority
PCR               --   Pollution Control Revenue
PFA               --   Public Finance Authority
PSFG              --   Public School Fund Guaranty
RAW               --   Revenue Anticipation Warrants
RDA               --   Redevelopment Authority
RDFA              --   Redevelopment Finance Authority
R&D               --   Research & Development
SFMR              --   Single Family Mortgage Revenue
TBA               --   To Be Announced
TRAN              --   Tax Revenue Anticipation Notes
USD               --   Unified School District
V/R               --   Variable Rate

                                                           ---------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

---------------------
18

Wells Fargo provides investment advisory services, shareholder services, and certain other services for the Stagecoach Funds. The Funds are sponsored and distributed by STEPHENS INC., Member NYSE/SIPC. Wells Fargo is not affiliated with Stephens Inc.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Stagecoach Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Read the prospectus carefully before you invest or send money.

SC0562 (11/96)

STAGECOACH
FUNDS-REGISTERED TRADEMARK-
P.O. Box 7066
San Francisco, CA 94120-7066
DATED MATERIAL
PLEASE EXPEDITE

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                                               -C- 1996 Stagecoach Funds